Deposits and Subordinated Debt - Summary of Maturity Schedule for Deposits Greater than One Hundred Thousand Dollars Booked in Canada (Details) - CAD ($) $ in Millions	Jan. 31, 2026	Oct. 31, 2025
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits	$ 954,789	$ 976,202
Canada
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits	610,944	620,858
Canada | Deposits More Than One Hundred Thousand Dollar
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits	242,406	259,670
Canada | Less than 3 months | Deposits More Than One Hundred Thousand Dollar
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits	38,290	51,591
Canada | 3 to 6 months | Deposits More Than One Hundred Thousand Dollar
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits	34,993	32,105
Canada | 6 to 12 months | Deposits More Than One Hundred Thousand Dollar
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits	53,699	56,129
Canada | Over 12 months | Deposits More Than One Hundred Thousand Dollar
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits	$ 115,424	$ 119,845